Employee Benefits (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Benefits
Contributions to medical and pension schemes	¥ 769.4	¥ 903.4	¥ 788.7
Other employee benefits	766.8	631.8	548.6
Total group's employee welfare benefits expense	¥ 1,536.2	¥ 1,535.2	¥ 1,337.3